UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parabolic Partners Capital Management LLC
Address: 396 Springfield Ave., 3rd Floor
         Summit, NJ  07901

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kostolansky
Title:     CFO/COO
Phone:     908-918-0118

Signature, Place, and Date of Signing:

       /s/  Michael Kostolansky     Summit, NJ     January 25, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $148,207 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       FRNT 6/1         000886AB7     4781  5000000 PRN      SOLE                  5000000        0        0
ALLIANT TECHSYSTEMS INC        NOTE 2.750% 2/1  018804AH7     4395  4000000 PRN      SOLE                  4000000        0        0
AMDOCS LTD                     ORD              G02602103     4782   123400 SH       SOLE                   123400        0        0
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     6313  5000000 PRN      SOLE                  5000000        0        0
CBRL GROUP INC                 NOTE 4/0         12489VAB2     8728 17500000 PRN      SOLE                 17500000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      123    50000 SH  PUT  SOLE                    50000        0        0
CONOCOPHILLIPS                 COM              20825C104     3598    50000 SH       SOLE                    50000        0        0
CORNING INC                    COM              219350105      786    42000 SH       SOLE                    42000        0        0
CORNING INC                    COM              219350105       68   100000 SH  CALL SOLE                        0        0        0
CORNING INC                    COM              219350105      485   100000 SH  PUT  SOLE                   100000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     9572   279300 SH       SOLE                   279300        0        0
DST SYS INC DEL                DBCV 4.125% 8/1  233326AB3    20850 15000000 PRN      SOLE                 15000000        0        0
EMBARQ CORP                    COM              29078E105       32      600 SH       SOLE                      600        0        0
EMDEON CORP                    COM              290849108       32   320000 SH  PUT  SOLE                   320000        0        0
FEDERATED DEPT STORES INC DE   COM              31410H101     1430    37500 SH       SOLE                    37500        0        0
FEDERATED DEPT STORES INC DE   COM              31410H101      113   150000 SH  CALL SOLE                        0        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     2113   281400 SH       SOLE                   281400        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860       38   150000 SH  CALL SOLE                        0        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     6947  6500000 PRN      SOLE                  6500000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857       78   100000 SH  CALL SOLE                        0        0        0
GENERAL MTRS CORP              COM              370442105       39   405000 SH  PUT  SOLE                   405000        0        0
GENERAL MTRS CORP              DEB SR CONV A    370442741     2528   100000 SH       SOLE                   100000        0        0
IMCLONE SYS INC                NOTE 1.375% 5/1  45245WAF6     2711  3000000 PRN      SOLE                  3000000        0        0
INTERNATIONAL GAME TECHNOLOG   DBCV 1/2         459902AM4    26813 27500000 PRN      SOLE                 27500000        0        0
INTERPUBLIC GROUP COS INC      COM              460690100       26   256200 SH  PUT  SOLE                   256200        0        0
KLA-TENCOR CORP                COM              482480100      240    75000 SH  CALL SOLE                        0        0        0
KLA-TENCOR CORP                COM              482480100       94    75000 SH  PUT  SOLE                    75000        0        0
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2     6925  5000000 PRN      SOLE                  5000000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     4103   732600 SH       SOLE                   732600        0        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5     3075  5000000 PRN      SOLE                  5000000        0        0
LIBERTY MEDIA CORP NEW         DEB 0.750% 3/3   530718AF2    10774  8500000 PRN      SOLE                  8500000        0        0
SANDISK CORP                   COM              80004C101      904    21000 SH       SOLE                    21000        0        0
SANDISK CORP                   COM              80004C101       23    50000 SH  CALL SOLE                        0        0        0
SANDISK CORP                   COM              80004C101      275    50000 SH  PUT  SOLE                    50000        0        0
SEARS HLDGS CORP               COM              812350106      550    40000 SH  CALL SOLE                        0        0        0
SEARS HLDGS CORP               COM              812350106      610    40000 SH  PUT  SOLE                    40000        0        0
SEPRACOR INC                   COM              817315104     1923   245000 SH  CALL SOLE                        0        0        0
SPRINT NEXTEL CORP             COM FON          852061100      227    12000 SH       SOLE                    12000        0        0
ST JUDE MED INC                COM              790849103     1079    29500 SH       SOLE                    29500        0        0
ST JUDE MED INC                COM              790849103      108   110000 SH  PUT  SOLE                   110000        0        0
TYCO INTL LTD NEW              COM              902124106        3   100000 SH  PUT  SOLE                   100000        0        0
WEBMD CORP                     NOTE 3.125% 9/0  94769MAG0     9913 10000000 PRN      SOLE                 10000000        0        0